June 19, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Smith Barney Income Funds (the "Fund")
	(File Nos. 2-96408, 811-4254)

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the supplement to the prospectus of the Premium Total Return Fund, a series of the Fund, does not differ from that contained in Post-Effective Amendment No. 49 filed on June 9, 1998

Please return an electronic transmittal as evidence of your receipt of this filling.

Please contact the undersigned at (212) 816-3579 with any questions or comments regarding this request. Thank you for your consideration.


Very truly yours,


/s/David Barnett
David Barnett